Document and Entity Information	3 Months Ended
Jun. 30, 2011
Document and Entity Information
Entity Registrant Name	FINDEX COM INC
Document Type	10-Q
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Entity Central Index Key	0001089061
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	68,868,930
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2

Findex.com, Inc. - CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2011		Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 26,492		$ 22,027
Accounts receivable, trade, net	43,165		109,243
Inventories, net	6,024		64,662
Other current assets	30,655		28,417
Other current assets from discontinued operations	44,715		0
Total current assets	151,051		224,349
Property and equipment, net	3,946		7,709
Intangible assets, net	101,669		384,553
Other assets	27,530		53,516
Other assets from discontinued operations	9,083		0
Total assets	293,279		670,127
Current liabilities:
Current portion of term debt	69,023		61,265
Accounts payable, trade	439,919		428,723
Accounts payable, related party	58,969		75,786
Accrued royalties	12,924		951,136
Accrued payroll	161,600		110,476
Other current liabilities	172,532		178,118
Other current liabilities from discontinued operations	644,113		0
Total current liabilities	1,559,080		1,805,504
Long-term debt, net	0		0
Deferred income taxes, net	1,300		2,400
Commitments and contingencies (Note 8)
Stockholders' equity (deficit):
Preferred stock	0	[1]	0	[1]
Common stock	68,869	[2]	67,349	[3]
Paid-in capital	8,017,314		7,988,833
Retained (deficit)	(9,353,284)		(9,193,959)
Total stockholders' equity (deficit)	(1,267,101)		(1,137,777)
Total liabilities and stockholders' equity (deficit)	$ 293,279		$ 670,127

[1]	$.001 par value, 5,000,000 shares authorized, -0- shares issued and outstanding
[2]	$.001 par value, 120,000,000 shares authorized, 68,868,930 shares issued and outstanding
[3]	$.001 par value, 120,000,000 shares authorized, 67,349,153 shares issued and outstanding

Findex.com, Inc. - CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Revenues:
Revenues, net	$ 24,043	$ 42,539	$ 37,240	$ 94,383
Cost of sales	5,052	13,439	16,570	42,070
Gross profit	18,991	29,100	20,670	52,313
Operating expenses:
Sales and marketing	10,201	6,624	55,974	80,651
General and administrative	241,770	246,171	450,103	555,640
Loss on impairment expense	217,972	0	217,972	0
Total operating expenses	469,943	252,795	724,049	636,291
Loss from operations	(450,952)	(223,695)	(703,379)	(583,978)
Other income (expenses), net	(4,563)	(3,141)	(9,497)	(7,858)
Gain on debt settlement	368,051	0	368,051	0
Loss from continuing operations before income taxes	(87,464)	(226,836)	(344,825)	(591,836)
Income tax benefit	63,273	0	63,273	0
Loss from continuing operations	(24,191)	(226,836)	(281,552)	(591,836)
Discontinued Operations and Disposal Groups
Income from operations of discontinued component	58,331	75,203	185,498	274,613
Income tax (provision)	(63,273)	0	(63,273)	0
Income (loss) from discontinued operations, net of taxes	(4,942)	75,203	122,225	274,613
Net loss	$ (29,133)	$ (151,633)	$ (159,327)	$ (317,223)
Net loss per share from continuing operations	$ 0	$ 0	$ 0	$ (0.01)
Net income (loss) per share from discontinued operations	$ 0	$ 0	$ 0	$ 0
Net loss per share	$ 0	$ 0	$ 0	$ (0.01)
Basic Weighted average shares outstanding:	68,770,657	59,572,725	68,063,832	59,572,725
Weighted average shares used in computing basic and diluted loss per share	68,063,832	59,572,725	68,063,832	59,572,725

Findex.com, Inc. - CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities:
Cash received from customers	$ 713,256	$ 947,339
Cash paid to suppliers and employees	(698,909)	(932,116)
Other operating activities, net	(4,898)	(3,814)
Net cash provided by operating activities	9,449	11,409
Cash flows from investing activities:
Software development costs	0	(63,901)
Other investing activities, net	281	(9,009)
Net cash provided (used) by investing activities	281	(72,910)
Cash flows from financing activities:
Payments made on term debt	(5,265)	(26,338)
Net cash used by financing activities	(5,265)	(26,338)
Net increase (decrease) in cash and cash equivalents	4,465	(87,839)
Cash and cash equivalents, Beginning balance	22,027	138,539
Cash and cash equivalents, Ending balance	26,492	50,700
Reconciliation of net loss to cash flows from operating activities:
Net loss	(159,327)	(317,223)
Adjustments to reconcile net loss to net cash used by operating activities:
Software development costs amortized	62,135	122,979
Depreciation & amortization	33,828	44,159
Loss (gain) on sale of property and equipment	388	(75)
Gain on debt settlement	368,051	0
Loss on impairment expense	217,972	0
Change in assets and liabilities:
Decrease in accounts receivable	66,078	45,763
Decrease in inventories	15,846	29,934
(Increase) decrease in other current assets	(5,260)	5,245
Increase in accrued royalties	73,952	52,183
(Decrease) increase in accounts payable	(34,405)	22,459
Increase in other liabilities	106,293	5,985
Net cash provided by operating activities	$ 9,449	$ 11,409

Organization, Consolidation and Presentation of Financial Statements	3 Months Ended
Jun. 30, 2011
Organization, Consolidation and Presentation of Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with Generally Accepted Accounting Principles for interim financial information and with the instructions to Form 10-Q and Article 8 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by Generally Accepted Accounting Principles for complete financial statements. The accompanying unaudited condensed consolidated financial statements reflect all adjustments that, in the opinion of management, are considered necessary for a fair presentation of the financial position, results of operations, and cash flows for the periods presented. The results of operations for such periods are not necessarily indicative of the results expected for the full year or for any future period. The December 31, 2010 condensed consolidated balance sheet was derived from our audited financial statements at that date.  The accompanying financial statements should be read in conjunction with the audited consolidated financial statements of Findex.com, Inc. included in our Form 10-K for the year ended December 31, 2010.

DISCONTINUED OPERATIONS

During the second quarter of 2011, we entered into a Software Product Line Purchase Agreement to sell the QuickVerse product line to WORDsearch Corp., L.L.C.  As a result, we have classified this asset as discontinued operations at June 30, 2011.  See Note 10.

INTANGIBLE ASSETS

In accordance with Financial Accounting Standards Board Accounting Standards Codification (“ASC”) 350-30, General Intangibles Other Than Goodwill, intangible assets with an indefinite useful life are not amortized. Intangible assets with a finite useful life are amortized on the straight-line method over the estimated useful lives, generally three to ten years. All intangible assets are tested for impairment annually during the fourth quarter.

Software Development Costs

In accordance with ASC 985-20-25, Costs of Software to Be Sold, Leased, or Marketed, software development costs are expensed as incurred until technological feasibility and marketability has been established, generally with release of a beta version for customer testing. Once the point of technological feasibility and marketability is reached, direct production costs (including labor directly associated with the development projects), indirect costs (including allocated fringe benefits, payroll taxes, facilities costs, and management supervision), and other direct costs (including costs of outside consultants, purchased software to be included in the software product being developed, travel expenses, material and supplies, and other direct costs) are capitalized until the product is available for general release to customers. We amortize capitalized costs on a product-by-product basis. Amortization for each period is the greater of the amount computed using (i) the straight-line basis over the estimated product life (generally from 12 to 18 months, but up to 60 months), or (ii) the ratio of current revenues to total projected product revenues. Total cumulative capitalized software development costs were  $304,466, less accumulated amortization of  $304,466 at June 30, 2011, included in Other assets from discontinued operations.

Capitalized software development costs are stated at the lower of amortized costs or net realizable value. Recoverability of these capitalized costs is determined at each balance sheet date by comparing the forecasted future revenues from the related products, based on management’s best estimates using appropriate assumptions and projections at the time, to the carrying amount of the capitalized software development costs. If the carrying value is determined not to be recoverable from future revenues, an impairment loss is recognized equal to the amount by which the carrying amount exceeds the future revenues. As a result of the decision to sell the QuickVerse product line, we have written down capitalized software development costs associated with the discontinued operations and have recorded an impairment expense of  $198,738 at June 30, 2011.

ASC 730, Research and Development, established accounting and reporting standards for research and development. In accordance with ASC 730-10, costs we incur to enhance our existing products after general release to the public (bug fixes) are expensed in the period they are incurred and included in research and development costs. Research and development costs incurred prior to determination of technological feasibility and marketability and after general release to the public and charged to expense were  $103,621 and  $95,900 for the six months ended June 30, 2011 and 2010, respectively, included in general and administrative expenses of discontinued operations.

We capitalize costs related to the development of computer software developed or obtained for internal use in accordance with the ASC 350-40, Internal-Use Software. Software obtained for internal use has generally been enterprise level business and finance software that we customize to meet our specific operational needs. We have not sold, leased, or licensed software developed for internal use to our customers and have no intention of doing so in the future.

We capitalize costs related to the development and maintenance of our website in accordance with ASC 350-50, Website Development Costs. Accordingly, costs expensed as incurred are as follows:

?	planning the website,
?	developing the applications and infrastructure until technological feasibility is established,
?	developing graphics such as borders, background and text colors, fonts, frames, and buttons, and
?	operating the site such as training, administration and maintenance.

Capitalized costs include those incurred to:

?	obtain and register an Internet domain name,
?	develop or acquire software tools necessary for the development work,
?	develop or acquire software necessary for general website operations,
?	develop or acquire code for web applications,
?	develop or acquire (and customize) database software and software to integrate applications such as corporate databases and accounting systems into web applications,
?	develop HTML web pages or templates,
?	install developed applications on the web server,
?	create initial hypertext links to other websites or other locations within the website, and
?	test the website applications.

We amortize website development costs on a straight-line basis over the estimated life of the site, generally 36 months. Total cumulative website development costs, included in Other assets from continuing and discontinued operations on our condensed consolidated balance sheets, were  $118,829, less accumulated amortization of  $95,638 at June 30, 2011. As a result of the decision to sell the QuickVerse product line, we have written down capitalized website development costs associated with the discontinued operations and have recorded an impairment expense of  $8,179 at June 30, 2011.

Earnings Per Share

We follow the guidance of ASC 260, Earnings Per Share, to calculate and report basic and diluted earnings per share (“EPS”). Basic EPS is computed by dividing income available to common shareholders by the weighted average number of shares of common stock outstanding for the period. Diluted EPS is computed by giving effect to all dilutive potential shares of common stock that were outstanding during the period. For us, dilutive potential shares of common stock consist of the incremental shares of common stock issuable upon the exercise of stock options and warrants for all periods, convertible notes payable and the incremental shares of common stock issuable upon the conversion of convertible preferred stock.

When discontinued operations, extraordinary items, and/or the cumulative effect of an accounting change are present, income before any of such items on a per share basis represents the “control number” in determining whether potential shares of common stock are dilutive or anti-dilutive. Thus, the same number of potential shares of common stock used in computing diluted EPS for income from continuing operations is used in calculating all other reported diluted EPS amounts. In the case of a net loss, it is assumed that no incremental shares would be issued because they would be anti-dilutive. In addition, certain options and warrants are considered anti-dilutive because the exercise prices were above the average market price during the period. Anti-dilutive shares are not included in the computation of diluted EPS, in accordance with ASC 260-10-45-17.

The following table shows the amounts used in computing earnings per common share and the average number of shares of dilutive potential common stock:

For the Three Months Ended June 30,	2011	2010

Net loss from continuing operations	( $24,191)	( $226,836)
Preferred stock dividends	---	---
Net loss available to common shareholders	( $24,191)	( $226,836)

Net income (loss) from discontinued operations	( $4,942)	$75,203
Preferred stock dividends	---	---
Net income (loss) available to common shareholders	( $4,942)	$75,203

Basic weighted average shares outstanding	68,770,657	59,572,725
Dilutive effect of:
Stock options	---	---
Warrants	---	---
Diluted weighted average shares outstanding	68,770,657	59,572,725

For the Six Months Ended June 30,	2011	2010

Net loss from continuing operations	( $281,552)	( $591,836)
Preferred stock dividends	---	---
Net loss available to common shareholders	( $281,552)	( $591,836)

Net income from discontinued operations	$122,225	$274,613
Preferred stock dividends	---	---
Net income available to common shareholders	$122,225	$274,613

Basic weighted average shares outstanding	68,063,832	59,572,725
Dilutive effect of:
Stock options	---	---
Warrants	---	---
Diluted weighted average shares outstanding	68,063,832	59,572,725

Going Concern Note

NOTE 2 – GOING CONCERN

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with Generally Accepted Accounting Principles in the United States applicable to a going concern. As of June 30, 2011, we had a net loss of  $159,327, and negative working capital of  $1,408,029, and an accumulated deficit of  $9,353,284 and  $9,193,959 as of June 30, 2011 and December 31, 2010, respectively. Although these factors raise substantial doubt as to our ability to continue as a going concern through December 31, 2011, we are taking several actions intended to mitigate against this risk. These actions include pursuing the sale of product lines and pursuing mergers and acquisitions that are intended to potentially provide profitable operations and positive operating cash flow over the near- or long-term. See Notes 10 and 11.

Inventory	3 Months Ended
Jun. 30, 2011
Inventory
Schedule of Inventory, Current [Table Text Block]	NOTE 3 – INVENTORIES At June 30, 2011, inventories consisted of the following:
Raw materials	$3,736
Finished goods	3,288
Less reserve for obsolete inventory	(1,000)
Inventories	$6,024

Extractive Industries	3 Months Ended
Jun. 30, 2011
Extractive Industries
Reserves Reported to Other Agencies [Table Text Block]

NOTE 4 – RESERVES AND ALLOWANCES

At June 30, 2011, the allowance for doubtful accounts included in Accounts receivable, trade, net, consisted of the following:

Balance December 31, 2010	$21,000
Bad debts provision (included in Other operating expenses)	---
Accounts written off	(409)
Collection of accounts previously written off	---
Balance June 30, 2011	$20,591

At June 30, 2011, the reserve for obsolete inventory included in Inventories consisted of the following:

Balance December 31, 2010	$9,108
Provision for obsolete inventory	65
Obsolete inventory written off	(151)
Reserve for obsolete inventory from discontinued operations	(8,022)
Balance June 30, 2011	$1,000

At June 30, 2011, the reserve for sales returns included in Other current liabilities consisted of the following:

Balance December 31, 2010	$115,756
Return provision – sales	52,800
Return provision – cost of sales	(7,920)
Returns processed	(51,177)
Balance June 30, 2011	$109,459

Debt	3 Months Ended
Jun. 30, 2011
Debt
Debt Disclosure [Text Block]

NOTE 5 – DEBT

At June 30, 2011, the current portion of debt consisted of the following:

Unsecured term note payable to a finance company due March 2012 in monthly installments of $1,483, including interest at5.89% APR.	$13,023

Unsecured (delinquent) term note payable to a former shareholder due March 2008 in monthly installments of $10,000, plus interest at 8% APR, through April 2007, and monthly installments of $20,000, plus interest at 8% APR, beginning May 2007. Interest on overdue principal accruing at 15% APR. See Note 11.	56,000
Current portion of debt	$69,023

At June 30, 2011, we were current on the unsecured term notes payable to the finance company.  We remain in arrears for the final three payments of the unsecured term note payable to a former shareholder.

Other Income and Expenses	3 Months Ended
Jun. 30, 2011
Other Income and Expenses
Other Income and Other Expense Disclosure [Text Block]

NOTE 6 – IMPAIRMENT EXPENSE AND OTHER INCOME AND ADJUSTMENTS

In June 2011, we tested for impairment of certain intangible assets associated with the QuickVerse product line as a result of the decision to sell the QuickVerse product line.  We recognized a total impairment expense of  $217,972 at June 30, 2011 for the intangible assets related to capitalized software development costs, capitalized raw material packaging costs, and capitalized website development costs.  This has been treated as an operating expense and included in Impairment expense on our Condensed Consolidated Statement of Operations.

In June 2011, we recognized income from debt forgiveness totaling  $368,051 resulting from agreements reached with certain of our vendors pursuant to which reductions in the total accrued royalty balance owed by us to them were finalized, which agreements were part of a broad initiative on our part arising in connection with our sale to WORDsearch Corp., LLC of our QuickVerse product line (see Note 11).  This has been treated as a gain from extinguishment of debt and included in Gain on debt settlement on our Condensed Consolidated Statement of Operations.

Accounting Policies	3 Months Ended
Jun. 30, 2011
Accounting Policies
Stockholders' Equity, Policy [Policy Text Block]

NOTE 7 – STOCKHOLDERS’ EQUITY

In April 2011, we committed to issue a total of 1,812,085 restricted shares of common stock to our outside directors, at the closing price as of April 8, 2011 ( $0.004), in lieu of cash for services rendered from July 1, 2010 through December 31, 2010.  These services were valued at  $30,000; however, the board of directors agreed that the difference between the value of the restricted shares of common stock and their services would be recorded as contributed capital.

In April 2011, an outside board of director forfeited 292,308 shares of common stock.  These shares of common stock were previously committed to be issued by the company in March 2006, in lieu of cash for services rendered from September 1, 2004 through March 31, 2006 which were previously valued at  $38,000.

Commitment and Contingencies	3 Months Ended
Jun. 30, 2011
Commitment and Contingencies
Commitments and Contingencies Disclosure [Text Block]

NOTE 8 – COMMITMENTS AND CONTINGENCIES

We are subject to legal proceedings and claims that may arise in the ordinary course of our business. In the opinion of management, the amount of  potential liability we are likely to be found liable for otherwise incur as a result of these actions is not so much as would materially affect our financial condition.

The employment agreements with our management team each expired on April 14, 2010. None of the agreements were extended nor are new agreements being considered. Our Chief Executive Officer and Chief Technology Officer, however, have each continued to be employed by us on an at-will basis since the expiration of their employment agreements at the following base annual salary rates:

	Chief Executive Officer	Chief Technology Officer
Base Annual Salary	$150,000	$150,000

Although the employment agreements have expired, we have accrued the following for our management team as of June 30, 2011:

	Accrued Base Salary	Vested Deferred Vacation Compensation
Included in Accrued Payroll at June 30, 2011	$75,471	$28,848

We have included content in QuickVerse under contracts with publisher providers that have expired.  We are currently pursuing resolution, however, there is no guarantee that we will be able to secure a new agreement, or an extension, and should any of the publishers demand we cease and desist including their content, the unknown potential negative impact could be material.

We do not collect sales/use taxes or other taxes with respect to shipments of most of our goods into most states in the U.S.  Our fulfillment center and customer service center networks, and any future expansion of those networks, along with other aspects of our evolving business, may result in additional sales/use and other tax obligations.  One or more states may seek to impose sales/use or other tax collection obligations on out-of-jurisdiction companies that engage in e-commerce.  A successful assertion by one or more states that we should collect sales/use or other taxes on the sale of merchandise or services could result in substantial tax liabilities for past sales, decrease our ability to compete with traditional retailers, and otherwise harm our business.

Currently, decisions of the U.S. Supreme Court restrict the imposition of obligations to collect state and local taxes and use taxes with respect to sales made over the Internet.  However, a number of states, as well as the U.S. Congress, have been considering various initiatives that could limit or supersede the Supreme Court’s constitutional concerns and result in a reversal of its current position, we could be required to collect sales and use taxes in additional states.  The imposition by state and local governments of various taxes upon Internet commerce could create administrative burdens for us, put us at a competitive disadvantage if they do not impose similar obligations on all of our online competitors and decrease our future sales.

Risks and Uncertainties	3 Months Ended
Jun. 30, 2011
Risks and Uncertainties
Concentration Risk Disclosure [Text Block]

NOTE 9 – RISKS AND UNCERTAINTIES

Our future operating results may be affected by a number of factors. We depend upon a number of major inventory and intellectual property suppliers. If a critical supplier had operational problems or ceased making materials available to us, operations could be adversely affected.

Discontinued Operations and Disposal Groups	3 Months Ended
Jun. 30, 2011
Discontinued Operations and Disposal Groups
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

NOTE 10 – DISCONTINUED OPERATIONS

On May 5, 2011, we entered into a Software Product Line Purchase Agreement to sell our QuickVerse product line to WORDsearch Corp., L.L.C.  As of June 30, 2011, the closing of the Software Product Line Purchase Agreement, which is transitional in nature and expected to be ongoing through approximately the end of August, 2011 but in no event any later than May 5, 2012, had commenced.  As a result of the decision to sell the QuickVerse product line, we have classified this asset as discontinued operations at June 30, 2011.  While we will not recognize a gain or loss from the disposition of the asset until the closing of the transaction takes place, we have recorded the major classes of assets and liabilities for the QuickVerse product line as presented below.

Assets:	June 30, 2011
Inventories:
Raw materials	$29,838
Finished goods	12,954
Total inventories	$42,792
Other current assets	1,923
Intangible assets, net	9,083
Total assets	$53,798

Liabilities:	June 30, 2011
Accrued royalties	$644,113
Total liabilities	$644,113

The following table presents the results of operations of our continuing operations and discontinued operations for the six months ended June 30, 2011:

	Continuing Operations	Discontinued Operations	Total
Gross revenues	$51,060	$655,807	$706,867
Less estimated sales returns and allowances	(13,820)	(39,572)	(53,392)
Net revenues	37,240	616,235	653,475
Cost of sales	16,570	220,490	237,060
Gross profit	20,670	395,745	416,415
Operating expenses:
Advertising and direct marketing	13,897	52,515	66,412
Sales and marketing wages	42,077	39,961	82,038
Total sales and marketing	55,974	92,476	148,450
Personnel costs	185,847	---	185,847
Amortization and depreciation	28,981	4,847	33,828
Research and development	---	103,621	103,621
Rent	18,391	---	18,391
Other general and administrative costs	216,884	9,303	226,187
Total general and administrative	450,103	117,771	567,874
Impairment expense	217,972	---	217,972
Total operating expenses	724,049	210,247	934,296
Income (loss) from operations	(703,379)	185,498	(517,881)
Other income (expenses), net	(9,497)	---	(9,497)
Gain on debt settlement	368,051	---	368,051
Income (loss) before income taxes	(344,825)	185,498	(159,327)
Income tax (provision) benefit	63,273	(63,273)	---
Net income (loss)	$(281,552)	$122,225	$(159,327)

For comparative purposes, the following table presents the results of operations of our continuing operations and discontinued operations for the six months ended June 30, 2010:

	Continuing Operations	Discontinued Operations	Total
Gross revenues	$102,991	$860,848	$963,839
Less estimated sales returns and allowances	(8,608)	(50,484)	(59,092)
Net revenues	94,383	810,364	904,747
Cost of sales	42,070	311,227	353,297
Gross profit	52,313	499,137	551,450
Operating expenses:
Advertising and direct marketing	22,384	60,681	83,065
Sales and marketing wages	58,267	48,474	106,741
Total sales and marketing	80,651	109,155	189,806
Personnel costs	235,440	---	235,440
Amortization and depreciation	35,557	8,602	44,159
Research and development	---	95,900	95,900
Rent	46,439	---	46,439
Other general and administrative costs	238,204	10,867	249,071
Total general and administrative	555,640	115,369	671,009
Total operating expenses	636,291	224,524	860,815
Income (loss) from operations	(583,978)	274,613	(309,365)
Other income (expenses), net	(7,858)	---	(7,858)
Income (loss) before income taxes	(591,836)	274,613	(317,223)
Income taxes	---	---	---
Net income (loss)	$(591,836)	$274,613	$(317,223)

Subsequent Events	3 Months Ended
Jun. 30, 2011
Subsequent Events
Subsequent Events [Text Block]

NOTE 11 – SUBSEQUENT EVENTS

On June 30, 2011, closing of the asset sale transaction governed by the Software Product Line Purchase Agreement entered into on May 5, 2011 between WORDsearch and us, which is transitional in nature and expected to be ongoing through approximately the end of August, 2011, commenced.  As one of the initial parts of the closing, on July 1, 2011 WORDsearch has assumed possession of the physical assets being conveyed in the transaction as well as control and responsibility of the business operations related to the QuickVerse product line, including, among many other things, the receipt of revenues for sales, in exchange for partial payment of the cash portion of the purchase price being paid to us.  On August 1, 2011, WORDsearch took into its direct employ certain of our now former employees who had been previously serving in our customer service, sales and/or technical support groups.  As of the date of this quarterly report on Form 10-Q, certain closing matters remain open and subject to completion and, as a consequence, in accordance with the terms of the Software Product Line Purchase Agreement, the transaction remains uncompleted .

On July 17, 2011, 175,000 vested stock options with an exercise price of  $0.11, related to a former outside board of director, expired unexercised.

As of August 4, 2011, our month-to-month lease agreement with a third-party for a warehouse facility located in Omaha, Nebraska was terminated.

On August 10, 2011, we received an invoice for legal services from our corporate/securities counsel in the approximate amount of  $75,000, which exceeds by a considerable margin amounts incurred by us for legal fees during the comparable period over the past several years.  The substantial increase in legal fees over comparable periods was attributable to the asset sale transaction involving the QuickVerse product line, and other significant transactional activity.

On August 12, 2011, we made a payment of  $28,783 on our then delinquent, unsecured term note payable to a former shareholder.  In addition, on August 18, 2011, we issued a new promissory note in the amount of  $28,783, plus interest at 5% APR, through January 31, 2012, with such former shareholder.  This promissory note cancels the prior note payable with the former shareholder originally dated April 7, 2006.